Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 13, 2013	Dec. 31, 2014
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) [Line Items]
Allowance for Doubtful Other Receivables, Current		$ 6,558
Mining Properties and Mineral Rights [Member] | Viking Acquisition Group LLC [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		4,341
Selling, General and Administrative Expenses [Member] | Viking Acquisition Group LLC [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) [Line Items]
Allowance for Doubtful Other Receivables, Current		6,558
Viking Acquisition Group LLC [Member] | Other Convertible Notes [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) [Line Items]
Leased Mineral Interests, Reduction to Net Liabilities		4,500
Viking Acquisition Group LLC [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) [Line Items]
Business Acquisition, Purchases Price Adjusted Amount	13,363	3,300
Leased Mineral Interests, Reduction to Net Liabilities		8,444
Business Combination, Consideration Transferred, Liabilities Incurred	$ 15,000	$ 9,000